Income tax - Reconciliation between the statutory rate and the group's effective tax rate (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Tax reconciliation, amount
Statutory Rate		$ 36,740
Income Tax Expense (Benefit), Total		$ 16,429	$ 13,485		$ 18,856
Tax Jurisdiction of Domicile [Extensible Enumeration]		Singapore
Tax reconciliation, percent
Income tax rate (as a percent)		17.00%	17.00%	[1]	17.00%	[1]
Effect of tax holiday and preferential tax benefit (as a percent)			16.10%		(7.00%)
Effect of different tax rates available to different jurisdictions (as a percent)			4.00%		(19.50%)
Permanent differences (as a percent)	[2]		(26.60%)		14.90%
Change in valuation allowance			(26.80%)		10.10%
Effect of Super Deduction available to the Group (as a percent)			10.40%		(9.00%)
Effective income tax rate (as a percent)		7.60%	(5.90%)		6.50%
Singapore
Tax reconciliation, amount
Effect of cross-border tax laws		$ 8,388
Tax credits		(21,225)
Change in valuation allowance		5,236
Nontaxable or nondeductible items		6,065
Other Adjustment		$ 1,505
Tax reconciliation, percent
Effect of cross-border tax laws		3.90%
Tax credits		(9.80%)
Change in valuation allowance		2.40%
Other Adjustment		0.70%
Nontaxable or nondeductible items		2.80%
British Virgin Islands
Tax reconciliation, amount
Statutory tax rate difference		$ (35,451)
Nontaxable or nondeductible items		21,420
Other Adjustment		$ 2,472
Tax reconciliation, percent
Statutory tax rate difference		(16.40%)
Other Adjustment		1.10%
Nontaxable or nondeductible items		9.90%
Cayman
Tax reconciliation, amount
Statutory tax rate difference		$ (21,123)
Nontaxable or nondeductible items		$ 21,420
Tax reconciliation, percent
Statutory tax rate difference		(9.80%)
Nontaxable or nondeductible items		9.90%
PRC
Tax reconciliation, amount
Statutory tax rate difference		$ 7,729
Change in valuation allowance		(7,653)
Nontaxable or nondeductible items		(6,885)
Other Adjustment		$ (1,335)
Tax reconciliation, percent
Statutory tax rate difference		3.60%
Change in valuation allowance		(3.50%)
Other Adjustment		(0.60%)
Nontaxable or nondeductible items		(3.20%)
Other jurisdictions
Tax reconciliation, amount
Other Adjustment		$ (874)
Tax reconciliation, percent
Other Adjustment		(0.40%)

[1]	*: As a majority of the Group’s businesses is subject to Singapore corporate tax rate, the reconciliation of tax expenses begins at Singapore statutory income tax rate.
[2]	(i) Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.